UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7278

Nuveen Arizona Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         10/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
	October 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.2% (0.9% of Total Investments)
$ 765	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 767,165
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 13.4% (9.7% of Total Investments)
2,500	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction	3/11 at 100.00	A	2,056,150
	Rate Securities, 0.660%, 11/01/41 (Alternative Minimum Tax) (4)
1,000	Arizona State University, System Revenue Bonds, Series 2002, 5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA	1,058,760
	Arizona State University, System Revenue Bonds, Series 2005:
1,455	5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	Aa3	1,537,324
750	5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	Aa3	785,700
1,600	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A–	1,645,584
	Series 2010, 5.125%, 5/15/40
1,500	Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds, Arizona State University	7/13 at 100.00	N/R	1,446,450
	Foundation Project, Series 2003, 5.000%, 7/01/34 – AMBAC Insured
8,805	Total Education and Civic Organizations			8,529,968
	Health Care – 21.9% (15.9% of Total Investments)
1,430	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	A+	1,488,401
	2007A, 5.000%, 1/01/25
885	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	A+	591,870
	2007B, 1.004%, 1/02/37
3,470	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	A+	3,647,907
	2008D, 5.500%, 1/01/38
675	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	640,447
	Network, Series 2005B, 5.000%, 12/01/37
1,110	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	1,039,393
	Network, Series 2007, 5.000%, 12/01/42
2,150	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	2,242,063
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
2,800	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	2,877,448
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
515	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	11/10 at 101.00	Aa1	522,122
	Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A,
	6.375%, 11/15/15
950	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial	12/10 at 100.00	N/R	940,329
	Hospital, Series 1998, 5.500%, 6/01/22
13,985	Total Health Care			13,989,980
	Housing/Single Family – 4.3% (3.1% of Total Investments)
695	Phoenix and Pima County Industrial Development Authority, Arizona, Single Family Mortgage	7/17 at 103.00	Aaa	712,445
	Revenue Bonds, Series 2007-4, 5.800%, 12/01/39 (Alternative Minimum Tax)
2,010	Tucson and Pima County Industrial Development Authority, Arizona, Joint Single Family Mortgage	6/17 at 101.00	Aaa	2,048,672
	Revenue Bonds, Series 2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)
2,705	Total Housing/Single Family			2,761,117
	Tax Obligation/General – 10.7% (7.8% of Total Investments)
1,265	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project	7/18 at 100.00	Aa3	1,409,058
	2006, Series 2008B, 5.750%, 7/01/28
1,200	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds,	7/18 at 100.00	Aa3	1,273,656
	Series 2008, 5.000%, 7/01/27 – AGM Insured
3,530	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series	7/18 at 100.00	A	3,816,424
	2008C, 5.250%, 7/01/28
330	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.375%, 7/01/28	7/11 at 100.00	A3	331,304
6,325	Total Tax Obligation/General			6,830,442
	Tax Obligation/Limited – 33.2% (24.0% of Total Investments)
355	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/12 at 100.00	N/R	362,437
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
3,000	Glendale Western Loop 101 Public Facilities Corporation, Arizona, Third Lien Excise Tax	1/14 at 100.00	AA	3,165,600
	Revenue Bonds, Series 2008B, 6.250%, 7/01/38
1,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%,	8/16 at 100.00	AA–	1,362,406
	8/01/22 – NPFG Insured
740	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AA–	781,048
	8/01/23 – NPFG Insured
575	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/28 –	7/13 at 100.00	AA	591,980
	AMBAC Insured
1,511	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	1,499,501
	4.600%, 1/01/26
3,400	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%,	6/12 at 100.00	N/R	3,576,256
	6/01/18 – AMBAC Insured
3,400	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 –	7/15 at 100.00	AA+	3,631,506
	AGM Insured
1,140	Pinetop Fire District of Navajo County, Arizona, Certificates of Participation, Series 2008,	6/16 at 102.00	A3	1,165,445
	7.750%, 6/15/29
1,200	Prescott Valley Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds,	1/13 at 100.00	AA–	1,228,428
	Series 2003, 5.000%, 1/01/27 – FGIC Insured
265	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	A3	266,518
	Bonds, Series 2002D, 5.125%, 7/01/24
1,610	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A+	1,667,831
	Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	1,195,570
	2006, 5.000%, 7/01/24
645	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	A1	686,719
	2005, 5.750%, 7/15/24
20,121	Total Tax Obligation/Limited			21,181,245
	U.S. Guaranteed – 10.5% (7.6% of Total Investments) (5)
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (5)	1,025,660
	Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)
1,250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/11 at 101.00	AAA	1,300,850
	Series 2001A, 5.875%, 5/15/31 (Pre-refunded 5/15/11)
1,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	A (5)	1,521,900
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – NPFG Insured (ETM)
385	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%,	4/15 at 100.00	N/R (5)	447,193
	4/01/16 (Pre-refunded 4/01/15)
735	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	Baa3 (5)	790,698
	Bonds, Series 2002D, 5.125%, 7/01/24 (Pre-refunded 7/01/12)
1,500	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	N/R (5)	1,603,380
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
6,120	Total U.S. Guaranteed			6,689,681
	Utilities – 22.3% (16.1% of Total Investments)
1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,181,970
	Hoover Project, Series 2001, 5.250%, 10/01/15
1,340	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	1,386,793
	Company, Refunding Series 2008, 5.750%, 9/01/29
2,170	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/27 –	7/15 at 100.00	A3	2,227,071
	SYNCORA GTY Insured
530	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	580,069
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
715	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1	876,104
	Revenue Bonds, Tender Option Bond Trust 09-9W, 17.009%, 1/01/38 (IF)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
4,500	5.500%, 12/01/29	No Opt. Call	A	4,673,025
3,500	5.000%, 12/01/37	No Opt. Call	A	3,306,555
13,755	Total Utilities			14,231,587
	Water and Sewer – 20.5% (14.9% of Total Investments)
1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation,	7/14 at 100.00	A	1,011,794
	Series 2004, 5.000%, 7/01/24 – SYNCORA GTY Insured
3,500	Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate Lien, Series 2003, 5.000%,	7/13 at 100.00	AA	3,730,790
	7/01/28 – AMBAC Insured
1,425	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A2	1,448,256
600	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AA–	621,654
	2003, 5.000%, 7/01/23 – NPFG Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AA+	1,054,400
	Series 2004, 5.000%, 7/01/24 – NPFG Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,560,615
	2002, 5.000%, 7/01/26 – FGIC Insured
1,250	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding	No Opt. Call	AAA	1,535,450
	Bonds, Series 2001, 5.500%, 7/01/21 – FGIC Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
600	4.700%, 4/01/22	4/14 at 100.00	N/R	607,164
695	4.900%, 4/01/32	4/17 at 100.00	N/R	666,665
905	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	856,972
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
12,480	Total Water and Sewer			13,093,760
$ 85,061	Total Investments (cost $82,382,645) – 138.0%			88,074,945
	Other Assets Less Liabilities – 5.7%			3,608,413
	Auction Rate Preferred Shares, at Liquidation Value – (43.7)% (6)			(27,875,000)
	Net Assets Applicable to Common Shares – 100%			$ 63,808,358

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$86,018,795	$2,056,150	$88,074,945

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$2,055,600
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	550
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at the end of period	$2,056,150

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments was $84,563,625.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 6,418,556
Depreciation	(2,907,236)
Net unrealized appreciation (depreciation) of investments	$ 3,511,320

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Auction Rate Preferred shares, at Liquidation Value as a percentage of Total Investments is 31.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Arizona Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         December 30, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         December 30, 2010